SCHEDULE OF STOCK OPTION TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
Warrants And Options
Number of stock options, beginning balance	820,010	820,010	889,523	889,523
Weighted Average Exercise Price, beginning balance | (per share)	$ 1.78	$ 2.10	$ 1.27	$ 1.62
Number of stock options, options granted	1,200,000	1,200,000	333,377	333,377
Weighted Average Exercise Price, options granted | $ / shares		$ 3.67		$ 3.00
Number of stock options, Exercise of options	(116,667)	(116,667)	(286,223)	(286,223)
Weighted Average Exercise Price, Exercise of options | $ / shares		$ 2.27		$ 2.25
Number of stock options, Expiry of options	(20,000)	(20,000)	(116,667)	(116,667)
Weighted Average Exercise Price, Expiry of options | $ / shares		$ 1.5		$ 3.00
Number of stock options, ending balance	1,883,343	1,883,343	820,010	820,010
Weighted Average Exercise Price, ending balance | (per share)	$ 2.32	$ 3.17	$ 1.78	$ 2.10